Introduction (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign currency and Foreign exchange gains and losses
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:
(i)    Assets and liabilities are translated at the closing rate on the date of the statement of financial position;
(ii)    Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
(iii)    All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control or significant influence over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated statement of income as part of gain or loss on sale or loss of control and/or significant influence.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
In accordance with the Amendments to IAS 21, 'The Effects of Changes in Foreign Exchange Rates', effective as of January 1, 2025, the Group evaluated the exchangeability of the Bolivia Boliviano (BOB). Based on this evaluation, the Group determined that the BOB was not exchangeable and, accordingly, applied alternative estimated exchange rates, in compliance with the requirements of the amended standard. In determining this estimate, management applied a valuation approach intended to reflect the rate at which an orderly exchange transaction would occur between market participants at the measurement date. The estimation incorporated at the implementation date internal information derived from previous and most recent USD purchases in our operation in Bolivia. During 2025, observable/publicly input such as the USDT became available and was also used in this valuation estimate.
Because the BOB is not freely exchangeable for USD, the Group is exposed to additional financial and operational risks. These include: (i) Foreign currency liquidity risk being the risk that the Group may be unable to obtain USD when required to settle obligations or repatriate funds;.(ii) Valuation risk being the risk of estimating an exchange rate that may differ from the rate ultimately realised in future transactions; (iii).Regulatory risk, related to changes in government policies or foreign exchange controls that may affect the availability of foreign currency or the mechanism for conversion and (iv) Market volatility risk, related to limited exchangeability leading to significant volatility between official, estimated and any parallel market exchange rates.
As of the date of the initial application of the amendment referred above, the estimated exchange rate was 11.32 BOB per U.S. dollar. In turn, the official reference exchange rate was 6.91 BOB per US dollar as of January 1, 2025. See also "New and amended IFRS accounting standards."
Foreign exchange gains and losses
Transactions denominated in a currency other than the functional currency are translated into the functional currency using exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions, and on translation of monetary assets and liabilities denominated in currencies other than the functional currency at year-end exchange rates, are recognized in the consolidated statement of income, except when deferred in equity as qualifying cash flow hedges.
Accounting for subsidiaries and non-controlling interest	Accounting for subsidiaries and non-controlling interests Subsidiaries are fully consolidated from the date on which control is transferred to Millicom. If facts and circumstances indicate that there are changes to one or more of the elements of control, a reassessment is performed to determine if control still exists. Subsidiaries are de-consolidated from the date that control ceases. Transactions with non-controlling interests are accounted for as transactions with equity owners of the Group. Gains or losses on disposals of non-controlling interests are recorded in equity. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is also recorded in equity.
Accounting for joint arrangements	Accounting for joint arrangements
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost (calculated at fair value if it was a subsidiary of the Group before becoming a joint venture). The Group’s investments in joint ventures include goodwill (net of any accumulated impairment loss) on acquisition.
The Group’s share of post-acquisition profits or losses of joint ventures is recognized in the consolidated statement of income and its share of post-acquisition movements in reserves is recognized in reserves. Cumulative post-acquisition movements are adjusted against the carrying amount of the investments. When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture, including any other unsecured receivables, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint ventures.
Gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group. Dilution gains and losses arising in investments in joint ventures are recognized in the statement of income.
After application of the equity method, including recognizing the joint ventures’ losses, the Group applies IAS 36 to determine whether it is necessary to recognize any additional impairment loss with respect to its net investment in the joint venture.
A joint operator shall recognize in relation to its interest in a joint operation: (a) its assets, including its share of any assets held jointly; (b) its liabilities, including its share of any liabilities incurred jointly; (c) its revenue from the sale of its share of the output arising from the joint operation; (d) its share of the revenue from the sale of the output by the joint operation; and (e) its expenses, including its share of any expenses incurred jointly”
Classification of discontinued operations	Discontinued operations are those which have identifiable operations and cash flows (for both operating and management purposes) and represent a major line of business or geographic area which has been disposed of, or are held for sale. Revenue and expenses associated with discontinued operations are presented retrospectively in a separate line in the consolidated statement of income.
Accounting for revenue	Accounting for revenue
Revenue is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
The determination of whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of the standalone selling price for contracts that involve more than one performance obligation may require significant judgment, such as when the selling price of a good or service is not readily observable. The Group determines the standalone selling price of each performance obligation in the contract in accordance to the prices that the Group would apply when selling the same services and/or telephone and equipment included in the obligation to a similar customer on a standalone basis. When standalone selling price of services and/or telephone and equipment are not directly observable, the Group maximizes the use of external input and uses the expected cost plus margin approach to estimate the standalone selling price.
The Group applies the following practical expedients foreseen in IFRS 15:
•No financial component adjustment to the transaction price whenever the period between the transfer of a promised good or service to a customer and the associated payment is one year or less; when the period is more than one year the financing component is adjusted, if material.
•Disclosure of the transaction price allocated to unsatisfied performance obligations only for contracts that have an original expected duration of more than one year (e.g. unsatisfied performance obligations for contracts that have an original duration of one year or less are not disclosed).
•If the consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e, if billing corresponds to accounting revenue), the price allocated to unsatisfied performance obligations is not disclosed.
•Recognition of the incremental costs of obtaining a contract as an expense when incurred, if the amortization period of the asset that otherwise would have been recognized is one year or less.
A summary of the timing for revenue recognition from contracts with customers, is disclosed in Note B.3. and further detailed below.
Post-paid connection fees are derived from the payment of a non-refundable / one-time fee charged to customer to connect to the network (e.g. connection / installation fee). Usually,they do not represent a distinct good or service and do not give rise to a separate performance obligation and therefore revenue is recognized over the minimum contract duration. If the fee is paid by a customer without having to pay this fee again over his tenure with the Group (e.g. the customer can readily extend his contract without having to pay the same fee again), it is accounted for as a material right with revenue recognized over the customer retention period.
Post-paid mobile / cable subscription fees are recognized over the relevant enforceable/subscribed service period (recurring monthly access fees that do not vary based on usage). The service provision is usually considered as a series of distinct services that have the same pattern of transfer to the customer. Remaining unrecognized subscription fees, which are not refunded to the customers, are fully recognized once the customer has been disconnected. Customer premise equipment (CPE), provided to customers as a prerequisite to receive the subscribed Home services until return at the end of the contract duration, do not provide benefit to the customer on their own as they do not give rise to separate performance obligations and therefore are accounted for as part of the service provided to the customers.
Bundled offers are considered arrangements with multiple deliverables or elements, which can lead to the identification of separate performance obligations. Revenue is recognized in accordance with the transfer of goods or services to customers in an amount that reflects the relative transaction price of the performance obligation.
Prepaid scratch / SIM cards are services where customers purchase a specified amount of airtime or other credit in advance. Revenue is recognized as the credit is used. Unused credit is carried in the statement of financial position as a contract liability, upon expiration of the validity period (when the portion of the contract liability relating to the expiring credit is recognized as revenue as there is no longer an obligation to provide those services).
Principal-Agent, some arrangements involve two or more unrelated parties that contribute to providing a specified good or service to a customer. In these instances, the Group determines whether it has promised to provide the specified good or service itself (as a principal) or to arrange for those specified goods or services to be provided by another party (as an agent). For example, performance obligations relating to services provided by third-party content providers (i.e., mobile Value Added Services or “VAS”) or service providers (i.e., wholesale international traffic) where the Group neither controls a right to the provider’s service nor controls the underlying service itself are presented net because the Group is acting as an agent. The Group generally acts as a principal for other types of services where the Group is the primary obligor of the arrangement. In cases the Group determines that it acts as a principal, revenue is recognized in the gross amount, whereas in cases the Group acts as an agent revenue is recognized in the net amount.
Revenue from provision of Mobile Financial Services (MFS), such as commissions on peer to peer transfers, is generally recognized once the primary service has been provided to the customer. Revenue from interest earned on loans granted to customers are recognised over the period of the loan and are based on effective interest rates, with loan origination fees being treated as an adjustment to the effective interest rate.
Telephone and equipment sales are recognized as revenue once the customer obtains control of the good, that is, when the customer has the ability to direct the use and obtain substantially all of the remaining benefits from that good.
Revenue from the sale of cables, fiber, wavelength or capacity contracts, when part of the ordinary activities of the operation, is recognized as recurring revenue. Revenue is recognized when the cable, fiber, wavelength or capacity has been delivered to the customer, based on the amount expected to be received from the customer.
Revenue from operating lease of tower space is recognized on a straight-line basis over the term of the underlying lease contracts. For Finance leases, interest income and the amortization of the lease receivable, equivalent to the net investment in the lease, are recognized over the lease term.

Revenue from contracts with customers from continuing operations:

		2025	2024	2023
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	3,260	3,119	2,949
Mobile Financial Services	Point in time	26	39	44
Fixed and other services	Over time	2,068	2,175	2,192
Other	Over time	98	84	65
Service Revenue		5,451	5,417	5,250
Telephone and equipment	Point in time	367	387	411
Revenue from contracts with customers		5,819	5,804	5,661

Accounting for equipment, programming and other direct costs and operating expenses	Accounting for equipment, programming and other direct costs and operating expenses
Equipment, programming and other direct costs
Equipment, programming and other direct costs are recorded on an accrual basis.
Incremental costs of obtaining a contract with customers
Incremental costs of obtaining a contract with customers, including dealer commissions, are capitalized as Contract Costs in the statement of financial position and amortized in operating expenses over the expected benefit period, which is based on the average duration of contracts with customer (see practical expedient in note B.1.1.). Impairment is recognized if the carrying amount of the Contract Cost assets exceeds the remaining consideration expected to be received from the customer less the direct costs related to provide those goods or services that have not been recorded in profit or loss.
Segmental information
B.3. Segmental information
As further detailed in the Introduction note, Millicom operates in a single region (Latin America), and more specifically in the following countries: Guatemala, Colombia, Panama, Honduras, Paraguay, Bolivia, El Salvador, Nicaragua, Costa Rica, Ecuador and Uruguay.
During the latter half of 2023, Millicom implemented significant organizational changes to focus on driving profitable growth with a leaner corporate structure. The Group also adopted a decentralized approach to streamline decision-making processes and enhance agility to improve profitability and shareholder value. Following these organizational changes, and considering the information being reviewed by the 'Chief Operating Decision Maker' ("CODM") to assess performance and allocate resources, Millicom's operating segments were redefined to align with its countries of operation.
During the third quarter of 2024, Millicom announced several organizational changes aimed at strengthening its connection with each country. With the appointment of a new Chief Executive Officer (CEO), the Group has streamlined its structure, ensuring that all General Managers of operations and Group Leadership team members report directly to him. The Chief Executive Officer (CEO) together with the Group Chief Financial Officer (CFO) and the Chief Technology & Information Officer (CTIO) form the ‘Chief Operating Decision Maker’ (“CODM”).
Millicom´s CODM assesses performance and allocates resources, based on individual countries, which are its operating segments. The Honduras joint venture is reviewed by the CODM in a similar manner as for the Group’s controlled operations and is therefore also shown as a separate operating segment at 100%. However, these amounts are subsequently eliminated in order to reconcile with the Group consolidated numbers, as shown in the reconciliations below.
Management evaluates performance and makes decisions about allocating resources to the Group's operating segments based on financial measures, such as revenue, including service revenue, and EBITDA. Capital expenditures are also a significant aspect for management and in the telecommunication industry as a whole. Management believes that service revenue and EBITDA are essential financial indicators for the CODM and investors. These measures are particularly valuable for evaluating performance over time. Management utilizes service revenue and EBITDA when making operational decisions, allocating resources, and conducting internal comparisons against historical performance and competitor benchmarks. Additionally, these metrics provide deeper insights into the Group's operating performance. Millicom's Compensation and Talent Committee also employs service revenue and EBITDA when assessing employees' performance and compensation, including that of the Group's executives. A reconciliation of service revenue to revenue and EBITDA to profit before taxes is provided below.
Capital expenditures are reconciled with notes E.1. and E.2.
Share-based compensation
The cost of these plans is recognized, together with a corresponding increase in equity (equity settled transaction reserve), over the period in which the performance and/or employment conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award. Adjustments are made to the expense recorded for forfeitures, mainly due to management and employees leaving Millicom. Non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition (such as the Relative TSR and SAR). These are treated as vested, regardless of whether or not the market conditions are satisfied, provided that all other performance conditions are satisfied. Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any modification that increases the total fair value of the share based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.
Pension and other long-term employee benefit plans	Pension and other long-term employee benefit plans
Pension plans
The pension plans apply to employees who meet certain criteria (including years of service, age and participation in collective agreements).
Pension and other similar employee related obligations can result from either defined contribution plans or defined benefit plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity and no further payment obligations exist once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in future payments is available.
Defined benefit pension plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the statement of financial position in respect of the defined benefit pension plan is the present value of the defined benefit obligation at the statement of financial position date less the fair value of plan assets, together with adjustments for unrecognized actuarial gains or losses and past service costs. The defined benefit obligation is calculated annually by independent actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using an appropriate discount rate based on maturities of the related pension liability. Re-measurement of net defined benefit liabilities are recognized in other comprehensive income and not reclassified to the statement of income in subsequent years. Past service costs are recognized in the statement of income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes related restructuring costs. Net interest is calculated by applying the discount rate to the net defined benefit asset/liability.
Long-service plans
Long-service plans apply for Colombian subsidiary UNE employees with more than five years of service whereby additional bonuses are paid to employees that reach each incremental length of service milestone (from five to 40 years).
Termination plans
UNE has a number of employee defined benefit plans. The level of benefits provided under the plans depends on collective employment agreements and Colombian labor regulations. There are no defined assets related to the plans, and UNE make payments to settle obligations under the plans out of available cash balances.
At December 31, 2025, the defined benefit obligation liability amounting to $50 million (2024: $44 million), increase mainly related to currency translation effect ($8 million). Payments expected in the plans in future years totals $98 million (2024: $82 million). The average duration of the defined benefit obligation at December 31, 2025 is 4 years (2024: 4 years). The termination plans apply to employees that joined UNE prior to December 30, 1996. The level of payments depends on the number of years in which the employee has worked before retirement or termination of their contract with UNE.
Except for the UNE pension plan described above, there are no other material defined benefits plans in the Group.
Current tax assets and liabilities and Tax related risks and uncertain tax position
B.6.2. Current tax assets and liabilities
Current tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rate and tax laws used to compute the amount are those enacted or substantively enacted by the statement of financial position date.
G.3.2. Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine liabilities for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 5%), (ii) possible risks (risk of outflow of tax payments assessed from 5% to 50%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
Deferred tax
B.6.3. Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the statement of financial position date between the tax base of assets and liabilities and their carrying amount for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting, nor taxable profit or loss.
Deferred tax assets are recognized for all temporary differences including unused tax credits and tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, except where the deferred tax assets relate to deductible temporary differences from initial recognition of an asset or liability in a transaction that is not a business combination, and, at the time of the transaction, affects neither accounting, nor taxable profit or loss. It is probable that taxable profit will be available when there are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity which are expected to reverse in the same period as the expected reversal of the deductible temporary difference.
The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to utilize them. Unrecognized deferred tax assets are reassessed at each statement of financial position date and are recognized to the extent it is probable that future taxable profit will enable the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rate expected to apply in the year when the assets are realized or liabilities settled, based on tax rates and tax laws that have been enacted or substantively enacted at the statement of financial position date. Deferred tax assets and deferred tax liabilities are offset where legally enforceable set off rights exist and the deferred taxes relate to the same taxable entity and the same taxation authority.
Earnings per share
B.7. Earnings per share
Basic earnings (loss) per share are calculated by dividing net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year.
Diluted earnings (loss) per share are calculated by dividing the net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year, plus the weighted average number of dilutive potential shares.
Share capital, share premium and reserves
C.1. Share capital, share premium and reserves
Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds.
Where any Group company purchases the Company’s share capital, the consideration paid, including any directly attributable incremental costs, is shown under Treasury shares and deducted from equity attributable to the Company’s equity holders until the shares are canceled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental costs and the related income tax effects is included in equity attributable to the Company’s equity holders.
Accounting for intangible assets
E.1.1. Accounting for intangible assets
Intangible assets acquired in business acquisitions are initially measured at fair value at the date of acquisition. Those which are acquired separately are measured at cost. Internally generated intangible assets, excluding capitalized development costs, are not capitalized but expensed to the statement of income in the expense category consistent with the function of the intangible assets. Subsequently intangible assets are carried at cost, less any accumulated amortization and any accumulated impairment losses.
Intangible assets with finite useful lives are amortized over their estimated useful lives using the straight-line method and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least at each financial year end. Changes in expected useful lives or the expected beneficial use of the assets are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.
Amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category consistent with the function of the intangible assets.
Goodwill
Goodwill represents the excess of cost of an acquisition over the Group’s share in the fair value of identifiable assets less liabilities and contingent liabilities of the acquired subsidiary, at the date of the acquisition. If the fair value or the cost of the acquisition can only be determined provisionally, then goodwill is initially accounted for using provisional values. Within 12 months of the acquisition date, any adjustments to the provisional values are recognized. This is done when the fair values and the cost of the acquisition have been finally determined. Adjustments to provisional fair values are made as if the adjusted fair values had been recognized from the acquisition date. Following initial recognition, goodwill is measured at cost, less any accumulated impairment losses. Gains or losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Where goodwill forms part of a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in this manner is measured, based on the relative values of the operation disposed and the portion of the cash-generating unit retained.
Goodwill on acquisition of joint ventures or associates is included in investments in joint ventures and associates.
Licenses and Spectrum
Licenses and spectrum are recorded at either historical cost or, if acquired in a business combination, at fair value at the date of acquisition. Cost includes cost of acquisition and other costs directly related to acquisition and retention of licenses over the license period. These costs may include up-front and deferred payments as well as estimates related to fulfillment of terms and conditions related to the licenses such as service or coverage obligations, especially when there is a clear objective evidence that the cost of fulfilling these obligations will be significantly onerous for the Group.
Licenses and spectrum have a finite useful life and are carried at cost less accumulated amortization and any accumulated impairment losses. Licenses and spectrum are amortized from the date the network is available for use on a straight-line basis over the license period. Amortization is calculated using the straight-line method to allocate the cost of the licenses over their estimated useful lives. The terms of licenses, which have been awarded for various periods, are subject to periodic review for, among other things, rate setting, frequency allocation and technical standards. Licenses held, subject to certain conditions, are usually renewable and generally non-exclusive. When estimating useful lives of licenses, renewal periods are included only if there is evidence to support renewal by the Group without significant cost.
Trademarks and customer lists
Trademarks and customer lists are recognized as intangible assets only when acquired or gained in a business combination. Their cost represents fair value at the date of acquisition. Trademarks have indefinite or finite useful lives and customers lists have finite useful lives. Main factors considered in the determination of the indefinite useful lives include the years that they have been and are expected to be in service and their recognition among peers in the industry. Trademarks and customer lists used by the Group for its own activities are unlikely to generate largely independent cash inflows and therefore are tested for impairment annually together with other assets at each cash-generating unit level. Finite useful life trademarks are carried at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method to allocate the cost of the trademarks and customer lists over their estimated useful lives. The estimated useful lives for trademarks and customer lists are based on specific characteristics of the market in which they exist.
Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20
Programming and content rights
Programming and content master rights which are purchased or acquired in business combinations which meet certain criteria are recorded at cost as intangible assets. The rights must be exclusive, related to specific assets which are sufficiently developed, and probable to bring future economic benefits and have validity for more than one year. Cost includes consideration paid or payable and other costs directly related to the acquisition of the rights, and are recognized at the earlier of payment or commencement of the broadcasting period to which the rights relate.
Programming and content rights capitalized as intangible assets have a finite useful life and are carried at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method to allocate the cost of the rights over their estimated useful lives.
Non-exclusive and programming and content rights for periods less than one year are expensed over the period of the rights.
Indefeasible rights of use
There is no universally-accepted definition of an indefeasible rights of use (IRU). These agreements come in many forms. However, the key characteristics of a typical arrangement include:
•    The right to use specified network infrastructure or capacity;
•    For a specified term (often the majority of the useful life of the relevant assets);
•    Legal title is not transferred;
•    A number of associated service agreements including operations and maintenance (O&M) and co-location agreements. These are typically for the same term as the IRU; and
•    Any payments are usually made in advance.
IRUs are accounted for either as a lease, or service contract based on the substance of the underlying agreement.
IRU arrangements will qualify as a lease if, and when:
•    The purchaser has an exclusive right for a specified period; and
•    The capacity is physically limited and defined; and
•    The purchaser bears all costs related to the capacity (directly or not) including costs of operation, administration and maintenance; and
•    The purchaser bears the risk of obsolescence during the contract term.
If all of these criteria are not met, the IRU is treated as a service contract.
An IRU of network infrastructure (cables or fiber) is accounted for as a right of use asset (see E.3.), while capacity IRU (wavelength) is accounted for as an intangible asset.
The costs of an IRU recognized as service contract is recognized as prepayment and amortized in the statement of income as incurred over the duration of the contract.
Impairment of non-financial assets
E.1.2. Impairment of non-financial assets
At each reporting date Millicom assesses whether there is an indication that a non-financial asset may be impaired. If any such indication exists, or when annual impairment testing for a non-financial asset is required, an estimate of the asset’s recoverable amount is made. The recoverable amount is determined based on the higher of its fair value less cost to sell, and its value in use, for individual assets, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.
Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Where no comparable market information is available, the fair value, less cost to sell, is determined based on the estimated future cash flows discounted to their present value using a discount rate that reflects current market conditions for the time value of money and risks specific to the asset. The foregoing analysis also evaluates the appropriateness of the expected useful lives of the assets. Impairment losses related to assets of continuing operations are recognized in the consolidated statement of income in expense categories consistent with the function of the impaired asset.
At each reporting date an assessment is made as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. Other than for goodwill, a previously recognized impairment loss is reversed if there has been a change in the estimate used to determine the asset’s recoverable amount since the last impairment loss was recognized. If so, the carrying amount of the asset is increased and cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.
Impairment testing of goodwill
Goodwill and indefinite useful life trademarks from CGUs are tested for impairment at least once a year and more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Impairment losses on goodwill are not reversed.
Goodwill arising on business combinations is allocated to each of the Group’s CGUs or groups of CGUs that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units. Each unit or group of units to which the goodwill is allocated:
•    Represents the lowest level within the Group at which the goodwill is monitored for internal management purposes; and
•    Is not larger than an operating segment.
Impairment is determined by assessing the value-in-use and, if appropriate, the fair value less costs to sell of the CGU (or group of CGUs), to which goodwill relates.
Accounting for property, plant and equipment
E.2.1. Accounting for property, plant and equipment
Items of property, plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment. Historical cost includes expenditure that is directly attributable to acquisition of items. The carrying amount of replaced parts is derecognized.
Depreciation is calculated using the straight-line method over the shorter of the estimated useful life of the asset and the remaining life of the license associated with the assets, unless the renewal of the license is contractually possible.
The assets’ residual value and useful life is reviewed, and adjusted if appropriate, at each statement of financial position date.
As explained in the Introduction note, during 2024, we revised the estimated useful lives of our fiber optic network assets and related equipment/software. As a result, the estimated useful lives of the Group's Fiber Optic Network useful life were changed from 15 years to 25 years while the related equipment/Software useful life range was increased to 5-10 years (previously 5-7 years for equipment and 5 years for software). Additionally, during 2023, the estimated useful lives of some property, plant and equipment were revised. As a result, the estimated useful lives of the Group's towers, poles and ducts were changed from 15 to 25 years, while the related civil works' useful lives were increased from 10 to 15 years. Refer to the Introduction - Estimates note for further details.

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 25 years
Other	2 to 10 years
The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. An asset’s carrying amount is written down immediately to its recoverable amount if its carrying amount is greater than its estimated recoverable amount.
Construction in progress consists of the cost of assets, labor and other direct costs associated with property, plant and equipment being constructed by the Group, or purchased assets which have yet to be deployed. When the assets become operational, the related costs are transferred from construction in progress to the appropriate asset category and depreciation commences.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Ongoing routine repairs and maintenance are charged to the statement of income in the financial period in which they are incurred.
Costs of major inspections and overhauls are added to the carrying value of property, plant and equipment and the carrying amount of previous major inspections and overhauls is derecognised.
Equipment installed on customer premises which is not sold to customers is capitalized and amortized over the customer contract period.
A liability for the present value of the cost to remove an asset on both owned and leased sites (for example cell towers) and for assets installed on customer premises (for example set-top boxes), is recognized when a present obligation for the removal exists. The corresponding cost of the obligation is included in the cost of the asset and depreciated over the useful life of the asset, or lease period if shorter.
Borrowing costs that are directly attributable to the acquisition or construction of a qualifying asset are capitalized as part of the cost of that asset when it is probable that such costs will contribute to future economic benefits for the Group and the costs can be measured reliably.

Right of use assets
E.3. Right of use assets
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability
•any lease payments made at or before the commencement date less any lease incentives received
•any initial direct costs, and
•restoration costs
Refer to note C.4. for further details on lease accounting policies.
Assets held for sale and Classification
E.4. Assets held for sale
If Millicom decides to sell subsidiaries, investments in joint ventures or associates, or specific non-current assets in its businesses, these items qualify as assets held for sale if certain conditions are met and necessary regulatory approvals obtained.
E.4.1. Classification
Non-current assets (or disposal groups) are classified as assets held for sale and stated at the lower of carrying amount and fair value less costs to sell if their carrying amount is expected to be recovered principally through sale, not through continuing use. Liabilities of disposal groups are classified as Liabilities directly associated with assets held for sale.
Trade receivables	Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within 'Equipment, programming and other direct costs'.
Inventories
F.2. Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

Trade payables
F.3. Trade payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material.
Supplier Finance Arrangements
From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. Specifically, in March 2022, Millicom started, as part of its working-capital management strategy, to implement a supplier finance program with Citibank that as of December 31, 2025 covers six countries (El Salvador, Honduras, Nicaragua, Panama, Paraguay and Guatemala). In this program, Millicom designates Citibank as its paying agent, allowing participating suppliers – who enter into a separate agreement with Citibank – to transfer the rights of the approved invoices to Citibank. Millicom negotiates with the supplier payment terms until 180 days and offers the supplier the option to join a program with Citibank. Citibank settles any approved supplier invoices at the supplier's option on or before the original due date (non-recourse early-payment at market-based discount rates with no further security or guarantees granted by Millicom) while Millicom pays to Citibank at the invoices' due date, under the same terms and conditions that were originally agreed with the suppliers. The liabilities related to the invoices included in the program remain classified as trade payables and cash flows as operating cash flows. As of December 31, 2025, the outstanding balance of invoices transferred from suppliers to Citibank is $163 million (2024: $29 million). Of the outstanding amount as of December 31, 2025, $152 million relate to invoices for which Citibank had already remitted payments to suppliers as of the reporting date.
As the arrangements concentrate a portion of payables within Citibank, supporting payment flexibility and supplier relationships, a reduction or withdrawal of program capacity could require accelerated settlements or alternative funding, thereby increasing near‑term working‑capital needs. As further disclosed in Note D.5., Millicom maintains diversified funding sources including the use of bank loans, bonds and Development Finance Institutions (DFI) loans and Millicom believes that there is sufficient liquidity available in the markets to meet ongoing liquidity needs, but if needed Millicom would be able to arrange international funding and also used its Revolving Credit Facility of $600 million which is unused as of 31December 2025.
Current and non-current provisions and other liabilities
F.4. Current and non-current provisions and other liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.